UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

PineBridge Mutual Funds
(Exact name of registrant as specified in charter)

399 Park Avenue, 4th Floor
New York, New York, 10022
(Address of principal executive offices) (Zip code)

Robin C. Thorn
399 Park Avenue, 4th Floor
New York, New York, 10022
(Name and address of agent for service)

(646) 857-8000
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

PineBridge Mutual Funds - US Micro Cap Growth Fund
Schedule of Investments (Unaudited)	February 28, 2011

Security Description	Shares	Value
Common Stocks - 91.7%
Ambulatory Health Care Services - 2.2%
America Service Group, Inc.	118,800	$2,171,664
Beverage and Tobacco Product Manufacturing - 1.1%
Primo Water Corp. *	85,800	1,096,524
Chemical Manufacturing - 9.3%
Akorn, Inc. *	387,777	2,167,673
Ardea Biosciences, Inc. *	59,200	1,569,392
Halozyme Therapeutics, Inc. *	108,700	751,117
KMG Chemicals, Inc.	73,900	1,387,103
NPS Pharmaceuticals, Inc. *	145,100	1,121,623
Questcor Pharmaceuticals, Inc. *	62,300	807,408
TPC Group, Inc. *	48,500	1,408,925
		9,213,241
Clothing and Clothing Accessories Stores - 3.5%
Body Central Corp. *	131,000	2,234,860
Finish Line, Inc.	44,897	783,902
Shoe Carnival, Inc. *	18,500	479,890
		3,498,652
Computer and Electronic Product Manufacturing - 8.6%
Applied Micro Circuits Corp. *	137,000	1,438,500
Cardtronics, Inc. *	62,700	1,188,165
EXFO, Inc. *	167,000	1,958,910
Meru Networks, Inc. *	51,100	1,091,496
OCZ Technology Group, Inc. *	152,106	1,145,358
Silicon Image, Inc. *	206,500	1,660,260
		8,482,689
Couriers and Messengers - 1.6%
Air Transport Services Group Inc *	195,300	1,533,105
Credit Intermediation and Related Activities - 3.8%
Dollar Financial Corp. *	86,700	1,854,513
First Cash Financial Services, Inc. *	20,000	654,800
World Acceptance Corp. *	20,400	1,220,124
		3,729,437
Data Processing, Hosting and Related Services - 2.4%
Limelight Networks, Inc. *	155,500	1,080,725
Support.com, Inc. *	236,500	1,319,670
		2,400,395
Electrical Equipment, Appliance, and Component Manufacturing - 2.1%
Exide Technologies *	77,100	917,490
Satcon Technology Corp. *	313,700	1,141,868
		2,059,358

Fabricated Metal Product Manufacturing - 1.2%
CPI Aerostructures, Inc. *	78,349	1,165,050
Food Beverage & Tobacco - 1.2%
Calavo Growers, Inc.	51,600	1,198,152
Food Services and Drinking Places - 1.2%
BJ's Restaurants, Inc. *	32,400	1,164,780
Heavy and Civil Engineering Construction - 1.9%
MYR Group, Inc. *	84,800	1,913,088
Hospitals - 1.1%
IPC The Hospitalist Co., Inc. *	27,000	1,101,600
Leather and Allied Product Manufacturing - 0.9%
Heelys, Inc. *	330,900	913,284
Machinery Manufacturing - 4.6%
Bravo Brio Restaurant Group, Inc. *	92,498	1,593,741
Trimas Corp. *	74,762	1,537,854
Twin Disc, Inc.	42,800	1,385,008
		4,516,603
Merchant Wholesalers, Durable Goods - 6.0%
Amerigon, Inc. *	149,000	2,032,360
DXP Enterprises, Inc. *	76,500	1,626,390
PowerSecure International, Inc. *	134,800	997,520
Puda Coal, Inc. *	108,900	1,268,685
		5,924,955
Miscellaneous Manufacturing - 1.2%
Endologix, Inc. *	196,683	1,168,297
Oil and Gas Extraction - 1.7%
GeoResources, Inc. *	54,949	1,729,245
Other Information Services - 3.2%
Global Traffic Network, Inc. *	145,272	1,823,164
TechTarget, Inc. *	149,600	1,300,024
		3,123,188
Performing Arts, Spectator Sports, and Related Industries - 1.2%
Rentrak Corp. *	43,800	1,157,634
Primary Metal Manufacturing - 1.7%
Lihua International, Inc. *	152,500	1,650,050
Professional, Scientific, and Technical Services - 11.5%
Allot Communications Ltd. *	76,797	1,223,760
Callidus Software, Inc. *	285,100	1,690,643
Callon Petroleum Co. *	229,200	1,920,696
ComScore, Inc. *	68,400	1,883,052
Convio, Inc. *	117,200	1,198,956
LivePerson, Inc. *	168,500	1,690,055
SPS Commerce, Inc. *	109,200	1,692,600
		11,299,762
Publishing Industries (except Internet) - 3.6%
Glu Mobile, Inc. *	239,700	1,085,841
Magma Design Automation, Inc. *	267,300	1,777,545
Velti PLC *	50,045	677,609
		3,540,995

Retailing - 1.5%
Zumiez, Inc. *	56,242	1,466,229
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.4%
GFI Group, Inc.	280,300	1,401,500
Support Activities for Mining - 3.0%
Matrix Service Co. *	56,300	785,948
Pioneer Drilling Co. *	188,600	2,134,952
		2,920,900
Telecommunications - 4.2%
Aviat Networks, Inc. *	278,800	1,703,468
RigNet, Inc. *	76,500	1,124,550
UniTek Global Services, Inc. *	133,800	1,308,564
		4,136,582
Transportation Equipment Manufacturing - 3.0%
NN, Inc. *	148,900	1,824,025
Wabash National Corp. *	105,700	1,101,394
		2,925,419
Waste Management and Remediation Services - 1.8%
Furmanite Corporation *	246,000	1,788,420
Total Common Stocks (Cost $75,905,165)		90,390,798
Short Term Investments - 4.4%
Fidelity Institutional Money Market Government Portfolio - 0.01% #	4,374,155	4,374,155
Total Short Term Investments (Cost $4,374,155)		4,374,155
Total Investments (Cost $80,279,320) - 96.1%		94,764,953
Other Assets in Excess of Liabilities - 3.9%		3,896,242
TOTAL NET ASSETS - 100.0%		$ 98,661,195

* Non-income producing security.
# Seven-day yield as of February 28, 2011.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows+:

Tax cost of investments		$ 80,424,064
Gross tax unrealized appreciation		15,585,810
Gross tax unrealized depreciation		(1,244,921)
Net tax unrealized appreciation		$ 14,340,889

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Small Cap Growth Fund
Schedule of Investments (Unaudited)	February 28, 2011

Security Description	Shares	Value
Common Stocks - 98.3%
Chemical Manufacturing - 13.4%

Akorn, Inc. *	63,699	$356,077
Ardea Biosciences, Inc. *	11,800	312,818
Ferro Corp. *	19,200	305,664
Incyte Corp. Ltd *	11,100	151,848
Questcor Pharmaceuticals, Inc. *	14,900	193,104
Rockwood Holdings, Inc. *	7,719	359,319
TPC Group, Inc. *	12,200	354,410
		2,033,240
Clothing and Clothing Accessories Stores - 3.6%
Body Central Corp. *	17,900	305,374
Chico's FAS, Inc.	17,600	241,824
		547,198
Computer and Electronic Product Manufacturing - 15.6%
Applied Micro Circuits Corp. *	21,500	225,750
Cardtronics, Inc. *	16,100	305,095
Finisar Corp. *	3,900	159,978
Ixia *	13,111	230,098
Meru Networks, Inc. *	8,700	185,832
NxStage Medical, Inc. *	14,120	291,296
Omnivision Technologies, Inc. *	3,644	111,579
RF Micro Devices, Inc. *	48,058	360,435
Silicon Image, Inc. *	33,100	266,124
ZOLL Medical Corp. *	5,000	231,400
		2,367,587
Couriers and Messengers - 1.8%
Air Transport Services Group, Inc. *	34,500	270,825
Credit Intermediation and Related Activities - 5.4%
Dollar Financial Corp. *	22,950	490,901
First Cash Financial Services, Inc. *	10,200	333,948
		824,849
Data Processing, Hosting and Related Services - 4.2%
HMS Holdings Corp. *	3,388	255,997
Limelight Networks, Inc. *	26,400	183,480
Support.com, Inc. *	35,500	198,090
		637,567
Electrical Equipment, Appliance, and Component Manufacturing - 2.2%
Exide Technologies *	13,400	159,460
Satcon Technology Corp. *	50,300	183,092
		342,552
Food Manufacturing - 1.3%
Diamond Foods, Inc.	3,900	198,705
Food Services and Drinking Places - 1.4%
BJ's Restaurants, Inc. *	6,000	215,700
Heavy and Civil Engineering Construction - 5.0%
MasTec, Inc. *	23,700	441,294
MYR Group, Inc. *	14,400	324,864
		766,158
Leather and Allied Product Manufacturing - 2.1%
Steven Madden Ltd. *	7,470	322,256

Machinery Manufacturing - 4.8%
Bravo Brio Restaurant Group, Inc. *	9,304	160,308
Sauer-Danfoss, Inc. *	9,200	280,876
Trimas Corp. *	14,100	290,037
		731,221
Merchant Wholesalers, Durable Goods - 1.0%
Puda Coal, Inc. *	12,900	150,285
Nonmetallic Mineral Product Manufacturing - 3.3%
Globe Specialty Metals, Inc.	21,500	500,735
Oil and Gas Extraction - 3.2%
Carrizo Oil & Gas, Inc. *	7,200	267,984
GeoResources, Inc. *	6,761	212,769
		480,753
Professional, Scientific, and Technical Services - 7.9%
Allot Communications Ltd. *	13,803	219,951
Callon Petroleum Co. *	41,100	344,418
ComScore, Inc. *	12,200	335,866
LivePerson, Inc. *	30,100	301,903
		1,202,138
Publishing Industries (except Internet) - 6.0%
Magma Design Automation, Inc. *	45,300	301,245
Pegasystems, Inc.	10,131	408,077
Velti PLC *	14,655	198,429
		907,751
Retailing - 1.7%
Zumiez, Inc. *	9,790	255,225
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.7%
GFI Group, Inc.	51,000	255,000
Software & Services - 2.3%
SuccessFactors, Inc. *	9,800	351,918
Support Activities for Mining - 3.8%
Key Energy Services, Inc. *	14,500	224,750
Pioneer Drilling Co. *	31,600	357,712
		582,462
Telecommunications - 1.3%
Aviat Networks, Inc. *	31,700	193,687
Transportation Equipment Manufacturing - 5.3%
ArvinMeritor, Inc. *	16,100	288,512
Wabash National Corp. *	29,000	302,180
Westport Innovations, Inc. *	11,800	216,766
		807,458
Total Common Stocks (Cost $12,159,133)		14,945,270
Short Term Investments - 0.6%
Fidelity Institutional Money Market Government Portfolio - 0.01% #	94,212	94,212
Total Short Term Investments (Cost $94,212)		94,212
Total Investments (Cost $12,253,345) - 98.9%		15,039,482
Other Assets in Excess of Liabilities - 1.1%		173,970
TOTAL NET ASSETS - 100.0%		$ 15,213,452

* Non-income producing security.
# Seven-day yield as of February 28, 2011.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows+:

Tax cost of investments	$ 12,332,316
Gross tax unrealized appreciation	2,887,714
Gross tax unrealized depreciation	(180,548)
Net tax unrealized appreciation	$ 2,707,166

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

PineBridge Mutual Funds - US Focus Equity Fund
Schedule of Investments (Unaudited)	February 28, 2011

Security Description	Shares	Value
Common Stocks - 89.7%
Administrative and Support Services - 6.0%
Robert Half International, Inc.	12,197	$389,084
Amusement, Gambling, and Recreation Industries - 4.3%
The Walt Disney Co.	6,400	279,936
Chemical Manufacturing - 12.5%
Dow Chemical Co.	7,531	279,852
Hospira, Inc. *	5,000	264,249
Mylan, Inc. *	11,321	258,911
		803,012
Couriers and Messengers - 4.0%
United Parcel Service, Inc.	3,514	259,333
Credit Intermediation and Related Activities - 4.0%
Capital One Financial Corp.	5,200	258,804
Health and Personal Care Stores - 8.2%
CVS Caremark Corp.	7,598	251,190
Express Scripts, Inc. *	4,899	275,422
		526,612
Machinery Manufacturing - 3.9%
Ingersoll-Rand PLC	5,600	253,680
Management of Companies and Enterprises - 4.0%
AES Corp. *	21,081	260,772
Mining (except Oil and Gas) - 3.5%
Freeport-McMoRan Copper & Gold, Inc.	4,252	225,143
Miscellaneous Manufacturing - 4.0%
Thermo Fisher Scientific, Inc *	4,586	255,991
Oil and Gas Extraction - 4.1%
Anadarko Petroleum Corp.	3,200	261,856

Petroleum and Coal Products Manufacturing - 4.2%
Chevron Corp.	2,600	269,750
Plastics and Rubber Products Manufacturing - 4.2%
Newell Rubbermaid, Inc.	14,100	272,694
Publishing Industries (except Internet) - 11.8%
Adobe Systems, Inc. *	6,945	239,603
Oracle Corp.	15,800	519,820
		759,423
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.1%
Affiliated Managers Group, Inc. *	4,254	454,115
Utilities - 3.9%
FirstEnergy Corp.	6,500	248,950
Total Common Stocks (Cost $5,481,053)		5,779,155
Exchange Traded Funds - 4.0%
Funds, Trusts, and Other Financial Vehicles - 4.0%
Financial Select Sector SPDR Fund	15,100	254,435
Total Exchange Traded Funds (Cost $239,788)		254,435
Short Term Investments - 10.9%
Fidelity Institutional Money Market Government Portfolio, 0.01% #	698,762	698,762
Total Short Term Investments (Cost $698,762)		698,762
Total Investments (Cost $6,419,603) 104.6%		6,732,352
Liabilities in Excess of Other Assets - (4.6)%		(292,526)
TOTAL NET ASSETS - 100.0%		$6,439,826

* Non-income producing security.
# Seven-day yield as of February 28, 2011.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows+:

Tax cost of investments		$ 6,622,215
Gross tax unrealized appreciation		148,077
Gross tax unrealized depreciation		(37,940)
Net tax unrealized appreciation		$ 110,137

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Significant Accounting Policies

Security Valuation.  Each Fund's securities, except short term investments with remaining maturities of 60 days of less, use the last quoted  trading price or official closing price as market value.  For non-NASDAQ listed securities, the Funds use the price quoted by the exchange on which the security is primarily traded.  For NASDAQ equity securities, the Funds use the NASDAQ official closing price.  Unlisted securities and listed securities which have not been traded on the valuation date, are valued at the last price bid.  In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Funds.  Short term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Board of Trustees determines that this does not represent fair value.  The fair value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar date.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table summarizes the Funds' investments as of February 28, 2011.

Valuation Inputs	PineBridge US Micro Cap Growth Fund	PineBridge US Small Cap Growth Fund	PineBridge US Focus Equity Fund

Level 1
Common Stocks	$ 90,390,798	$ 14,945,270	$ 5,779,155
Exchange Traded Funds	-	-	254,435
Short Term Investments	4,374,155	94,212	698,762
Total Level 1	94,764,953	15,039,482	6,732,352
Level 2	-	-	-
Level 3	-	-	-
Total	$ 94,764,953	$ 15,039,482	$ 6,732,352

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PineBridge Mutual Funds

By (Signature and Title) /s/ Robin C. Thorn
 Robin C. Thorn, President

Date   4/8/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robin C. Thorn
 Robin C. Thorn, President

Date   4/8/2011

By (Signature and Title) /s/ Joseph Altobelli
 Joseph Altobelli, Chief Financial Officer & Treasurer

Date   4/10/2011

* Print the name and title of each signing officer under his or her signature.